Income tax expense - Expiry date of tax loss carry forward (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Tax loss carry forward	₩ 62,963	₩ 16,823
1 year or less
Disclosure Of Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Tax loss carry forward	7,609
1-2 years
Disclosure Of Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Tax loss carry forward	7,204
2-3 years
Disclosure Of Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Tax loss carry forward	6,661
More than 3 years
Disclosure Of Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Tax loss carry forward	₩ 41,489